Segment Information (Details) - Schedule of net property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of net property, plant and equipment [Line Items]
Total	$ 45,075	$ 50,149
United States [Member]
Segment Information (Details) - Schedule of net property, plant and equipment [Line Items]
Total	21,637	23,178
Canada [Member]
Segment Information (Details) - Schedule of net property, plant and equipment [Line Items]
Total	94	9
Rest of world [Member]
Segment Information (Details) - Schedule of net property, plant and equipment [Line Items]
Total	$ 23,344	$ 26,962